ASSETS HELD FOR SALE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 27, 2013	Dec. 27, 2013 Huawei
Assets Held For Sale
Period for which the entity will not provide similar services			2 years
Net carrying values of property, plant and equipment to be sold		$ 2,855
Assets held for sale	2,589
Loss from impairment of assets held for sale	$ 266